Initial Public Offering (Details) - USD ($)		7 Months Ended
	Sep. 08, 2020	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Gross proceeds from issuance offering		$ 166,750,000
Offering costs	$ 9,600,000
Deferred underwriting commission	$ 5,800,000
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Gross proceeds from issuance offering (in Shares)	16,675,000
Price per share (in Dollars per share)	$ 10.00
Gross proceeds from issuance offering	$ 166,800,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of common stock, shares (in Shares)	2,175,000